------------------
                                            MONEY MARKET FUNDS
                                            ------------------

                                            Money Market Fund
                                            Institutional Money Market Fund
                                            Tax-Exempt Money Market Fund
                                            U.S. Government Money Market Fund
                                            U.S. Treasury Money Market Fund

                                            SEMI-ANNUAL REPORT
                                            APRIL 30, 2000

                                                            (LOGO) FIRSTAR FUNDS

               --------------------------------------------------
                              NOTICE TO INVESTORS

               - Shares of Firstar Funds:

                 -  ARE NOT INSURED BY THE
                    FDIC, the US Government or any
                    other governmental agency;

                 -  are not bank deposits or obligations
                    of or guaranteed by Firstar Bank, its parent company or its affiliates;

                 -  are subject to investment risks,
                    including possible loss of principal; and
                 - are offered by B.C. Ziegler and Company, member NASD, SIPC, and an independent third-party distributor.

               - There can be no assurance that the money market
                 funds will be able to maintain a stable net asset value of $1.00 per share.

               - Firstar Bank affiliates serve as invest ment
                 adviser, custodian, transfer agent,
                 administrator, and accounting services agent
                 and receive compensation for
                 such services as disclosed in the
                 current prospectus.
               --------------------------------------------------

TABLE OF CONTENTS
                                                                     Page(s)

SHAREHOLDER LETTER......................................................1
FIRSTAR MONEY MARKET FUNDS YIELD COMPARISONS............................2
LOOKING AHEAD - THE FORECAST............................................2
STATEMENT OF ASSETS AND LIABILITIES.....................................3
STATEMENT OF OPERATIONS.................................................4
STATEMENT OF CHANGES IN NET ASSETS.....................................5-6
FINANCIAL HIGHLIGHTS...................................................8-9
SCHEDULE OF INVESTMENTS...............................................10-17
NOTES TO THE FINANCIAL STATEMENTS.....................................18-19

                                                                       June 2000
DEAR SHAREHOLDER:

INVESTMENT REVIEW

Money market funds generated strong returns over the past six months as commercial paper interest rates rose from approximately 5.80% in October of 1999 to 6.20% in April of 2000. Additionally, the Federal Reserve raised the Federal Funds rate by .25% on February 2, 2000 and on March 21, 2000. The Firstar money market funds were managed with slightly shorter maturities versus their respective benchmarks over the last six months.

Firstar money market funds are managed with quality and safety of principal as our primary goals. All securities purchased by the Funds must meet our own internal high standards for representing minimal credit risk as well as the strict guidelines set by the Securities and Exchange Commission ("SEC"). Our credit research team closely monitors all investments to ensure quality standards are met.

--------------------------------------------------------------------------------
                    FIRSTAR MONEY MARKET FUNDS 7-DAY YIELDS
--------------------------------------------------------------------------------

PERIOD ENDED APRIL 30, 2000

                                     MONEY
                                MARKET FUND<F1>
                               CURRENT  EFFECTIVE
                                 5.41%    5.56%

                                 INSTITUTIONAL
                                     MONEY
                                MARKET FUND<F1>
                               CURRENT  EFFECTIVE
                                5.76%     5.93%

                                   TAX-EXEMPT
                                     MONEY
                                  MARKET FUND
                               CURRENT  EFFECTIVE
                                3.78%     3.85%

                                U.S. GOVERNMENT
                                     MONEY
                                MARKET FUND<F1>
                               CURRENT  EFFECTIVE
                                5.33%     5.47%

                                 U.S. TREASURY
                                     MONEY
                                  MARKET FUND
                               CURRENT  EFFECTIVE
                                5.05%     5.18%

<F1> After fee waivers. Had fees not been waived, current and effective yields would have been 5.18% and 5.33% for the Money Market Fund, 5.52% and 5.69% for the Institutional Money Market Fund and 5.13% and 5.27% for the U.S. Government Money Market Fund. Reflects past performance; yields will vary. An investment in any one of the Firstar Money Market Funds is neither insured nor guaranteed by the U.S. Government. Although the money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

     Current yield refers to income earned by a fund's investments over a 7-day period. It is then annualized and stated as a percentage of the investment. Effective yield is the same as current yield except that it assumes the income earned by an investment in a fund will be reinvested.

                                                            (LOGO) FIRSTAR FUNDS

--------------------------------------------------------------------------------
                FIRSTAR MONEY MARKET FUNDS YIELD COMPARISONS<F1>
--------------------------------------------------------------------------------


                                                                                   IBC'S
                                                                        FIRSTAR    MONEY
                                                                          TAX-      FUND
                       IBC'S               IBC'S               IBC'S     EXEMPT  AVERAGE/TM                                IBC'S
                       MONEY    FIRSTAR   INSTITU-  FIRSTAR    MONEY     MONEY      ALL     FIRSTAR    IBC'S    FIRSTAR    MONEY
                        FUND    INSTITU-   TIONAL     TAX-     FUND      MARKET   TAX-FREE    U.S.     MONEY      U.S.      FUND
            FIRSTAR  AVERAGE/TM  TIONAL  AVERAGE/TM  EXEMPT AVERAGE/TM    TAX       TAX      GOV'T.     FUND    TREASURY AVERAGE/TM
             MONEY      /ALL     MONEY      /ALL     MONEY      ALL    EQUIVALENT EQUIVALENT MONEY   AVERAGE/TM  MONEY      U.S.
             MARKET   TAXABLE    MARKET   TAXABLE    MARKET  TAX-FREE  YIELD<F2> YIELD<F2>   MARKET    GOV'T.    MARKET   TREASURY
2000
April          5.41%     5.46%     5.71%     5.62%     3.28%     3.37%     5.13%     5.31%     5.25%     5.28%     5.01%    5.13%
March          5.25%     5.32%     5.63%     5.48%     3.09%     3.11%     4.83%     4.86%     5.10%     5.14%     4.92%    5.00%
February       5.19%     5.22%     5.59%     5.37%     2.83%     2.93%     4.42%     4.55%     4.89%     5.01%     4.70%    4.79%
January        5.10%     5.11%     5.47%     5.24%     3.10%     2.86%     4.84%     4.41%     4.69%     4.76%     4.58%    4.64%

1999
December       5.19%     5.06%     5.50%     5.20%     3.09%     3.23%     4.83%     4.88%     4.75%     4.76%     4.38%    4.57%
November       4.92%     4.92%     5.31%     5.06%     2.82%     3.02%     4.41%     4.70%     4.56%     4.67%     4.27%    4.39%
October        4.79%     4.77%     5.12%     4.91%     2.67%     2.81%     4.17%     4.38%     4.50%     4.52%     4.11%    4.25%
September      4.60%     4.69%     4.95%     4.85%     2.67%     2.80%     4.17%     4.30%     4.50%     4.49%     4.15%    4.25%
August         4.42%     4.55%     4.79%     4.70%     2.47%     2.59%     3.86%     4.05%     4.39%     4.35%     4.01%    4.12%
July           4.30%     4.45%     4.69%     4.61%     2.43%     2.50%     3.80%     3.91%     4.28%     4.25%     3.96%    4.04%
June           4.22%     4.32%     4.58%     4.47%     2.57%     2.69%     4.02%     4.20%     4.08%     4.13%     3.85%    3.98%
May            4.18%     4.29%     4.54%     4.46%     2.70%     2.83%     4.22%     4.42%     4.09%     4.12%     3.81%    3.93%


<F1> After fee waivers. Had fees not been waived, performance would be reduced.
     Reflects past performance: yields will vary. An investment in any one of the Firstar money market funds is neither insured nor guaranteed by the U.S. Government nor is there any assurance the Funds will be able to maintain a stable net asset value of $1.00 per share.

<F2> Assumes a 36% tax bracket.

LOOKING AHEAD - THE FORECAST
Looking ahead, we expect further increases in short-term interest rates as the Federal Reserve continues to fight inflationary concerns in the economy. We anticipate maintaining average maturities in the Firstar money market funds that are consistent with their respective benchmarks. As always, our goal is to maintain the high credit quality of the Funds while closely monitoring corporate credit quality.

We continue to pride ourselves on meeting three important objectives for our money market shareowners: PRESERVATION OF PRINCIPAL, LIQUIDITY AND COMPETITIVE INVESTMENT INCOME. We believe these principles, combined with a disciplined approach to quality, continue to be appropriate for our money market investors.

Your continued support in the Firstar money market funds is greatly appreciated.

Carl J. Smith
Margaret Radske
Anne Lamphere
Portfolio Managers
Firstar Investment Research & Management Company, LLC (FIRMCO)


                     See notes to the financial statements.

                                                            (LOGO) FIRSTAR FUNDS


STATEMENT OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA)
APRIL 30, 2000
(UNAUDITED)                                                                                            U.S.           U.S.
                                                                    INSTITUTIONAL    TAX-EXEMPT     GOVERNMENT      TREASURY
                                                         MONEY          MONEY          MONEY          MONEY          MONEY
                                                      MARKET FUND    MARKET FUND    MARKET FUND    MARKET FUND    MARKET FUND
                                                      ------------   ------------   ------------   ------------   ------------
ASSETS:
  Investments, at amortized cost                       $  178,128     $2,194,610    $   155,896     $   61,934     $  116,666
  Receivable for securities matured                             -              -          2,000              -              -
  Interest receivable                                         188          1,428          1,601             18            605
  Capital shares sold                                      16,151              -              -              -              -
  Other                                                        22             27             10              7             12
                                                       ----------     ----------     ----------     ----------     ----------

     Total Assets                                         194,489      2,196,065        159,507         61,959        117,283
                                                       ----------     ----------     ----------     ----------     ----------

LIABILITIES:
  Capital shares redeemed                                  11,556              -              -            389              -
  Dividends payable                                           695          9,482            401            256            466
  Payable to affiliates                                       182          1,152            154            101            117
  Accrued expenses and other liabilities                       59             32             14             27             13
                                                       ----------     ----------     ----------     ----------     ----------

     Total Liabilities                                     12,492         10,666            569            773            596
                                                       ----------     ----------     ----------     ----------     ----------

NET ASSETS                                             $  181,997     $2,185,399     $  158,938     $   61,186     $  116,687
                                                       ==========     ==========     ==========     ==========     ==========

CAPITAL STOCK, $.0001 par value
  Authorized                                            5,000,000      5,000,000      5,000,000      5,000,000      5,000,000
  Issued and outstanding                                  181,997      2,185,399        158,938         61,186        116,687

NET ASSET VALUE,
  REDEMPTION PRICE AND
  OFFERING PRICE PER SHARE                                  $1.00          $1.00          $1.00          $1.00          $1.00
                                                       ==========     ==========     ==========     ==========     ==========


                     See notes to the financial statements.

                                                            (LOGO) FIRSTAR FUNDS


STATEMENT OF OPERATIONS
(AMOUNTS IN THOUSANDS)
SIX MONTHS ENDED APRIL 30, 2000
(UNAUDITED)                                                                                            U.S.           U.S.
                                                                    INSTITUTIONAL    TAX-EXEMPT     GOVERNMENT      TREASURY
                                                         MONEY          MONEY          MONEY          MONEY          MONEY
                                                      MARKET FUND    MARKET FUND    MARKET FUND    MARKET FUND    MARKET FUND
                                                      ------------   ------------   ------------   ------------   ------------
INVESTMENT INCOME:
  Interest income                                          $6,274        $64,397         $2,947         $3,359         $2,920
                                                       ----------     ----------     ----------     ----------     ----------

EXPENSES:
  Investment advisory fees                                    531          5,336            395            306            269
  Administration fees                                         113          1,160             84             65             58
  Service organization fees                                    50              -              -              -              -
  Custody fees                                                 18            156             14             19              9
  Transfer agent fees and expenses                            141             61             18             19             16
  Fund accounting fees                                         25             30             18             23             16
  Professional fees                                            22             20             21             20             18
  Reports to shareholders                                      91              7              5             11              5
  Federal and state registration fees                          16             29             10             10              9
  Directors' fees and expenses                                  4              5              4              4              4
  Other                                                         4             18              2              4              1
                                                       ----------     ----------     ----------     ----------     ----------

  Total expenses before waiver                              1,015          6,822            571            481            405
     Less: Waiver of expenses                               (219)        (2,587)              -           (42)            (3)
                                                       ----------     ----------     ----------     ----------     ----------

     Net Expenses                                             796          4,235            571            439            402
                                                       ----------     ----------     ----------     ----------     ----------


NET INVESTMENT INCOME                                      $5,478        $60,162         $2,376         $2,920         $2,518
                                                       ==========     ==========     ==========     ==========     ==========


                     See notes to the financial statements.

                                                            (LOGO) FIRSTAR FUNDS


STATEMENT OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)
                                                                            INSTITUTIONAL                  TAX-EXEMPT
                                            MONEY MARKET FUND             MONEY MARKET FUND             MONEY MARKET FUND
                                      ----------------------------   ---------------------------  ----------------------------
                                        Six Months        Year        Six Months        Year        Six Months        Year
                                          ended          ended          ended          ended          ended          ended
                                      Apr. 30, 2000  Oct. 31, 1999  Apr. 30, 2000  Oct. 31, 1999  Apr. 30, 2000  Oct. 31, 1999
                                      -------------  -------------  -------------  -------------  -------------  -------------
                                       (Unaudited)                   (Unaudited)                   (Unaudited)
OPERATIONS:
  Net investment income                     $5,478        $12,640        $60,162       $104,359         $2,376         $3,476
                                        ----------     ----------     ----------     ----------     ----------     ----------
  Net increase in net assets
     resulting from
     operations                              5,478         12,640         60,162        104,359          2,376          3,476
                                        ----------     ----------     ----------     ----------     ----------     ----------

CAPITAL SHARE
  TRANSACTIONS:
  Shares sold                              738,570      1,076,363      2,151,499      7,441,516        145,628        257,973
  Shares issued to
     owners in reinvestment
     of dividends                            5,528         12,321          2,521          4,367            612          1,319
  Shares redeemed                        (845,582)    (1,094,291)    (2,324,872)    (6,713,602)      (140,491)      (228,554)
                                        ----------     ----------     ----------     ----------     ----------     ----------
  Net increase (decrease)                (101,484)        (5,607)      (170,852)        732,281          5,749         30,738
                                        ----------     ----------     ----------     ----------     ----------     ----------

DIVIDENDS PAID FROM:
  Net investment income                    (5,478)       (12,640)       (60,162)      (104,359)        (2,376)        (3,476)
                                        ----------     ----------     ----------     ----------     ----------     ----------

TOTAL INCREASE (DECREASE)
  IN NET ASSETS                          (101,484)        (5,607)      (170,852)        732,281          5,749         30,738

NET ASSETS:
  Beginning of period                      283,481        289,088      2,356,251      1,623,970        153,189        122,451
                                        ----------     ----------     ----------     ----------     ----------     ----------
  End of period                           $181,997       $283,481     $2,185,399     $2,356,251       $158,938       $153,189
                                        ==========     ==========     ==========     ==========     ==========     ==========



                     See notes to the financial statements.

                                                            (LOGO) FIRSTAR FUNDS


STATEMENT OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)
                                             U.S. GOVERNMENT                U.S. TREASURY
                                            MONEY MARKET FUND             MONEY MARKET FUND
                                      ----------------------------  -----------------------------
                                        Six Months        Year        Six Months        Year
                                          ended          ended          ended          ended
                                      Apr. 30, 2000  Oct. 31, 1999  Apr. 30, 2000  Oct. 31, 1999
                                      -------------  -------------  -------------  -------------
                                       (Unaudited)                   (Unaudited)
OPERATIONS:
  Net investment income                     $2,920        $10,770         $2,518         $4,214
                                        ----------     ----------     ----------     ----------
  Net increase in net assets
    resulting from
     operations                              2,920         10,770          2,518          4,214
                                        ----------     ----------     ----------     ----------

CAPITAL SHARE
  TRANSACTIONS:
  Shares sold                              197,467        891,590        148,379        345,253
  Shares issued to
    owners in reinvestment
     of dividends                              693          1,870            231            422
  Shares redeemed                        (345,989)      (917,621)      (127,462)      (342,008)
                                        ----------     ----------     ----------     ----------
  Net increase (decrease)                (147,829)       (24,161)         21,148          3,667
                                        ----------     ----------     ----------     ----------

DIVIDENDS PAID FROM:
  Net investment income                    (2,920)       (10,770)        (2,518)        (4,214)
                                        ----------     ----------     ----------     ----------

TOTAL INCREASE (DECREASE)
  IN NET ASSETS                          (147,829)       (24,161)         21,148          3,667

NET ASSETS:
  Beginning of period                      209,015        233,176         95,539         91,872
                                        ----------     ----------     ----------     ----------

  End of period                            $61,186       $209,015       $116,687        $95,539
                                        ==========     ==========     ==========     ==========



                     See notes to the financial statements.

                      This page intentionally left blank.


FINANCIAL HIGHLIGHTS

PER SHARE DATA

                                                     Net Asset              Net           Dividends from           Net
                                                 Value, Beginning       Investment        Net Investment      Asset Value,
                                                     of Period            Income              Income          End of Period
-----------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
Year Ended October 31, 1995 ........................   $1.00               $0.05             $(0.05)               $1.00
Year Ended October 31, 1996 ........................    1.00                0.05              (0.05)                1.00
Year Ended October 31, 1997.........................    1.00                0.05              (0.05)                1.00
Year Ended October 31, 1998.........................    1.00                0.05              (0.05)                1.00
Year Ended October 31, 1999.........................    1.00                0.04              (0.04)                1.00
Six Months Ended April 30, 2000 (unaudited).........    1.00                0.03              (0.03)                1.00
INSTITUTIONAL MONEY MARKET FUND
Year Ended October 31, 1995 ........................    1.00                0.06              (0.06)                1.00
Year Ended October 31, 1996.........................    1.00                0.05              (0.05)                1.00
Year Ended October 31, 1997.........................    1.00                0.05              (0.05)                1.00
Year Ended October 31, 1998.........................    1.00                0.05              (0.05)                1.00
Year Ended October 31, 1999.........................    1.00                0.05              (0.05)                1.00
Six Months Ended April 30, 2000 (unaudited).........    1.00                0.03              (0.03)                1.00
TAX-EXEMPT MONEY MARKET FUND
Year Ended October 31, 1995.........................    1.00            0.03<F6>              (0.03)                1.00
Year Ended October 31, 1996.........................    1.00            0.03<F6>              (0.03)                1.00
Year Ended October 31, 1997.........................    1.00            0.03<F6>              (0.03)                1.00
Year Ended October 31, 1998.........................    1.00            0.03<F6>              (0.03)                1.00
Year Ended October 31, 1999.........................    1.00            0.03<F6>              (0.03)                1.00
Six Months Ended April 30, 2000 (unaudited).........    1.00            0.02<F6>              (0.02)                1.00
U.S. GOVERNMENT MONEY MARKET FUND
Year Ended October 31, 1995.........................    1.00                0.05              (0.05)                1.00
Year Ended October 31, 1996.........................    1.00                0.05              (0.05)                1.00
Year Ended October 31, 1997.........................    1.00                0.05              (0.05)                1.00
Year Ended October 31, 1998.........................    1.00                0.05              (0.05)                1.00
Year Ended October 31, 1999.........................    1.00                0.04              (0.04)                1.00
Six Months Ended April 30, 2000 (unaudited).........    1.00                0.02              (0.02)                1.00
U.S. TREASURY MONEY MARKET FUND
Year Ended October 31, 1995 ........................    1.00                0.05              (0.05)                1.00
Year Ended October 31, 1996.........................    1.00                0.05              (0.05)                1.00
Year Ended October 31, 1997.........................    1.00                0.05              (0.05)                1.00
Year Ended October 31, 1998.........................    1.00                0.05              (0.05)                1.00
Year Ended October 31, 1999.........................    1.00                0.04              (0.04)                1.00
Six Months Ended April 30, 2000 (unaudited).........    1.00                0.02              (0.02)                1.00




                                                              Supplemental Data and Ratios
                                               ---------------------------------------------------------
                                                                       Ratio of          Ratio of Net
                                                 Net Assets,         Net Expenses     Investment Income
                                                End of Period         to Average          to Average            Total
                                                    (000s)            Net Assets          Net Assets            Return
--------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUND
Year Ended October 31, 1995....................   $  172,261           0.60%<F1>           5.36%<F1>               5.51%
Year Ended October 31, 1996 ...................      224,036           0.60%<F1>           4.94%<F1>               5.06%
Year Ended October 31, 1997....................      261,017           0.60%<F1>           4.98%<F1>               5.12%
Year Ended October 31, 1998....................      289,088           0.60%<F1>           5.05%<F1>               5.16%
Year Ended October 31, 1999....................      283,481           0.72%<F1>           4.44%<F1>               4.52%
Six Months Ended April 30, 2000 (unaudited)....      181,997           0.75%<F1>           5.15%<F1>           2.61%<F7>
INSTITUTIONAL MONEY MARKET FUND
Year Ended October 31, 1995 ...................      716,566           0.35%<F2>           5.63%<F2>               5.77%
Year Ended October 31, 1996....................      750,051           0.35%<F2>           5.19%<F2>               5.32%
Year Ended October 31, 1997....................    1,201,341           0.35%<F2>           5.23%<F2>               5.38%
Year Ended October 31, 1998....................    1,623,970           0.35%<F2>           5.30%<F2>               5.41%
Year Ended October 31, 1999....................    2,356,251           0.38%<F2>           4.76%<F2>               4.85%
Six Months Ended April 30, 2000 (unaudited)....    2,185,399           0.39%<F2>           5.54%<F2>           2.79%<F7>
TAX-EXEMPT MONEY MARKET FUND
Year Ended October 31, 1995....................       84,084           0.60%<F3>           3.36%<F3>               3.42%
Year Ended October 31, 1996....................       79,328           0.60%<F3>           3.09%<F3>               3.13%
Year Ended October 31, 1997....................      108,639           0.60%<F3>           3.06%<F3>               3.12%
Year Ended October 31, 1998....................      122,451           0.60%<F3>           3.02%<F3>               3.04%
Year Ended October 31, 1999....................      153,189           0.71%<F3>           2.51%<F3>               2.53%
Six Months Ended April 30, 2000 (unaudited)....      158,938           0.72%<F3>           3.01%<F3>           1.50%<F7>
U.S. GOVERNMENT MONEY MARKET FUND
Year Ended October 31, 1995....................      163,068           0.60%<F4>           5.24%<F4>               5.37%
Year Ended October 31, 1996....................      198,334           0.60%<F4>           4.84%<F4>               4.96%
Year Ended October 31, 1997....................      198,592           0.60%<F4>           4.83%<F4>               4.99%
Year Ended October 31, 1998....................      233,176           0.60%<F4>           4.90%<F4>               4.97%
Year Ended October 31, 1999....................      209,015           0.68%<F4>           4.30%<F4>               4.37%
Six Months Ended April 30, 2000 (unaudited)....       61,186           0.72%<F4>           4.77%<F4>           2.46%<F7>
U.S. TREASURY MONEY MARKET FUND
Year Ended October 31, 1995 ...................       64,655           0.60%<F5>           5.04%<F5>               5.16%
Year Ended October 31, 1996....................       53,430           0.60%<F5>           4.70%<F5>               4.80%
Year Ended October 31, 1997....................       78,478           0.60%<F5>           4.67%<F5>               4.80%
Year Ended October 31, 1998....................       91,872           0.60%<F5>           4.62%<F5>               4.71%
Year Ended October 31, 1999....................       95,539           0.71%<F5>           3.94%<F5>               4.01%
Six Months Ended April 30, 2000 (unaudited)....      116,687           0.75%<F5>           4.67%<F5>           2.34%<F7>

<F1>  Without fees waived, ratios of net expenses to average net assets for the period ended April 30, 2000 and for the fiscal years ended October 31, 1999, 1998, 1997, 1996, 1995 would have been 0.96%, 0.85%, 0.86%, 0.84%,
     0.81%, 0.90%, respectively; and ratios of net investment income to average net assets for the period ended April 30, 2000 and for the fiscal years ended October 31, 1999, 1998, 1997, 1996, 1995 would have been 4.94%,
     4.31%, 4.79%, 4.73%, 4.73%, 5.06%, respectively.

<F2>  Without fees waived, ratios of net expenses to average net assets for the period ended April 30, 2000 and for the fiscal years ended October 31, 1999, 1998, 1997, 1996, 1995 would have been 0.63%, 0.62%, 0.64%, 0.66%,
     0.64%, 0.69%, respectively; and ratios of net investment income to average net assets for the period ended April 30, 2000 and for the fiscal years ended October 31, 1999, 1998, 1997, 1996, 1995 would have been 5.30%,
     4.52%, 5.01%, 4.92%, 4.90%, 5.29%, respectively.

<F3>  Without fees waived, ratios of net expenses to average net assets for the period ended April 30, 2000 and for the fiscal years ended October 31, 1999, 1998, 1997, 1996, 1995 would have been 0.72%, 0.73%, 0.75%, 0.75%,
     0.78%, 0.84%, respectively; and ratios of net investment income to average net assets for the period ended April 30, 2000 and for the fiscal years ended October 31, 1999, 1998, 1997, 1996, 1995 would have been 3.01%,
     2.49%, 2.87%, 2.91%, 2.91%, 3.12%, respectively.

<F4>  Without fees waived, ratios of net expenses to average net assets for the period ended April 30, 2000 and for the fiscal years ended October 31, 1999, 1998, 1997, 1996, 1995 would have been 0.79%, 0.69%, 0.71%, 0.70%,
     0.71%, 0.75%, respectively; and ratios of net investment income to average net assets for the period ended April 30, 2000 and for the fiscal years ended October 31, 1999, 1998, 1997, 1996, 1995 would have been 4.70%,
     4.29%, 4.79%, 4.73%, 4.73%, 5.09%, respectively.
<F5>  Without fees waived, ratios of net expenses to average net assets for the period ended April 30, 2000 and for the fiscal years ended October 31, 1999, 1998, 1997, 1996, 1995 would have been 0.75%, 0.74%, 0.77%, 0.78%,
     0.80%, 0.83%, respectively; and ratios of net investment income to average net assets for the period ended April 30, 2000 and for the fiscal years ended October 31, 1999, 1998, 1997, 1996, 1995 would have been 4.67%,
     3.91%, 4.45%, 4.49%, 4.50%, 4.81%, respectively.

<F6>  For the Tax-Exempt Money Market Fund, substantially all investment income is exempt from federal income tax.

<F7>  Not annualized.


                     See notes to the financial statements.

                                                            (LOGO) FIRSTAR FUNDS

MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2000
(UNAUDITED)

  Principal Amount                                              Amortized Cost
   (in thousands)                                               (in thousands)
  ----------------                                             ----------------

                    COMMERCIAL PAPER 85.0%
                    ASSET BACKED SECURITY 13.1%
                    Ciesco L.P.,
       $  4,000       6.00%, 6/19/00                                $ 3,967
                    Corporate Asset Funding Co., Inc.:
          4,000       5.92%, 5/04/00                                  3,998
          4,000       6.13%, 7/17/00                                  3,948
                    CXC, Inc.,
          4,000       6.07%, 5/12/00                                  3,993
                    Edison Asset Securitization, L.L.C.:
          4,000       5.84%, 5/03/00                                  3,999
          4,000       6.11%, 6/28/00                                  3,961
                                                                -----------
                                                                     23,866
                                                                -----------

                    AUTOS & TRUCKS 4.4%
                    Ford Motor Credit Company,
          4,000       6.04%, 5/31/00                                  3,980
                    General Motors Acceptance Corporation,
          4,000       6.16%, 7/10/00                                  3,952
                                                                -----------
                                                                      7,932
                                                                -----------

                    BANKING - FOREIGN 9.0%
                    Deutsche Bank Finance, Inc.:
          4,000       6.08%, 6/07/00                                  3,975
          4,000       6.08%, 6/30/00                                  3,960
                    Dresdner US Finance, Inc.,
          4,000       6.11%, 6/27/00                                  3,961
                    UBS Finance (Delaware), Inc.,
          4,500       5.84%, 5/10/00                                  4,493
                                                                -----------
                                                                     16,389
                                                                -----------

                    COMMUNICATIONS 4.4%
                    British Telecommunications PLC:
          4,000       5.90%, 5/08/00                                  3,995
          4,000       6.08%, 7/05/00                                  3,956
                                                                -----------
                                                                      7,951
                                                                -----------

                    FINANCE - MISCELLANEOUS 10.9%
                    Bell Atlantic Financial Services, Inc.,
          4,000       6.04%, 5/01/00                                  4,000
                    CIT Group Holdings, Inc.,
          4,000       5.94%, 6/01/00                                  3,980
                    National Rural Utilities CFC:
          4,000       6.12%, 7/20/00                                  3,946
          4,000       6.20%, 10/13/00                                 3,886
                    Sheffield Receivables Corp.,
          4,000       6.06%, 5/26/00                                  3,983
                                                                -----------
                                                                     19,795
                                                                -----------

MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2000
(Unaudited)


  Principal Amount                                              Amortized Cost
   (in thousands)                                               (in thousands)
  ----------------                                             ----------------

                    FINANCE - SERVICES 15.3%
                    Goldman Sachs Group, L.P.:
        $ 4,000       6.06%, 5/11/00                                $ 3,993
          4,000       5.93%, 5/22/00                                  3,986
                    Household Finance Corporation:
          4,000       6.06%, 6/14/00                                  3,970
          4,000       6.07%, 6/22/00                                  3,965
                    Merrill Lynch and Co., Inc.:
          4,000       5.88%, 5/01/00                                  4,000
          4,000       6.14%, 7/28/00                                  3,940
                    Morgan Stanley, Dean Witter, Discover & Co.,
          4,000       5.93%, 5/25/00                                  3,984
                                                                -----------
                                                                     27,838
                                                                -----------

                    INSURANCE 8.7%
                    American Family Financial Services, Inc.:
          4,000       5.85%, 5/18/00                                  3,989
          4,000       6.06%, 9/18/00                                  3,906
                    Prudential Funding Corporation:
          4,000       5.86%, 5/19/00                                  3,988
          4,000       6.21%, 8/28/00                                  3,918
                                                                -----------
                                                                     15,801
                                                                -----------

                    MACHINERY - AGRICULTURE AND CONSTRUCTION 3.3%
                    John Deere Capital Corporation,
          6,000       6.25%, 6/12/00                                  6,003

                    MISCELLANEOUS 6.5%
                    Bestfoods, Inc.,
          4,000       5.95%, 6/06/00                                  3,976
                    Invensys PLC,
          4,000       6.05%, 5/17/00                                  3,989
                    SBC Corporation,
          4,000       6.14%, 8/09/00                                  3,931
                                                                -----------
                                                                     11,896
                                                                -----------

                    PRINTING & PUBLISHING 2.7%
                    McGraw Hill,
          5,000       6.07%, 6/20/00                                  4,958
                                                                -----------

                    SOVEREIGN 6.7%
                    Hydro-Quebec Corporation,
          4,000       5.90%, 5/24/00                                  3,985
                    Quebec (Province of) Canada,
          4,371       6.18%, 9/01/00                                  4,279
                    Venantius Corporation,
          4,000       6.16%, 7/19/00                                  3,946
                                                                -----------
                                                                     12,210
                                                                -----------

                    Total Commercial Paper                          154,639
                                                                -----------

                     See notes to the financial statements.

                                                            (LOGO) FIRSTAR FUNDS

MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
APRIL 30,2000
(UNAUDITED)

  Principal Amount                                              Amortized Cost
   (in thousands)                                               (in thousands)
  ----------------                                             ----------------

                    FUNDING AGREEMENTS 3.8%
                    Travelers Insurance Corporation,
        $ 7,000       6.31%, 6/30/00<F1>                           $  7,000
                                                                -----------

                    Total Funding Agreements                          7,000
                                                                -----------

                    VARIABLE RATE DEMAND NOTES 4.4%
          8,000     Sara Lee Corporation                              8,000

                    Total Variable Rate Demand Notes                  8,000
                                                                -----------

       Number
     of Shares
   (in thousands)
   --------------

                    INVESTMENT COMPANIES 4.7%
          2,786     Financial Square Prime Obligation Fund            2,786
          5,703     Short-Term Investments Co. -
                      Liquid Assets Portfolio                         5,703
                                                                -----------

                    Total Investment Companies                        8,489
                                                                -----------

                    Total Investments 97.9%                         178,128
                                                                -----------

                    Other Assets, less Liabilities 2.1%               3,869
                                                                -----------

                    NET ASSETS 100.0%                              $181,997
                                                                ===========




                    <F1>Illiquid security


                     See notes to the financial statements.

                                                            (LOGO) FIRSTAR FUNDS

INSTITUTIONAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2000
(UNAUDITED)

  Principal Amount                                              Amortized Cost
   (in thousands)                                               (in thousands)
  ----------------                                             ----------------

                    COMMERCIAL PAPER  90.5%
                    ASSET BACKED  20.1%
                    Ciesco L.P.:
      $  50,000       6.00%, 6/19/00                              $  49,592
         45,000       6.25%, 7/14/00                                 44,422
                    Corporate Asset Funding Co., Inc.:
         50,000       5.92%, 5/04/00                                 49,975
         46,000       6.13%, 7/17/00                                 45,397
                    CXC, Inc.:
          5,000       6.09%, 6/23/00                                  4,955
         50,000       6.07%, 8/28/00                                 48,997
         50,000       6.18%, 9/14/00                                 48,833
                    Edison Asset Securitization, L.L.C.:
         50,000       5.84%, 5/03/00                                 49,984
         50,000       6.10%, 6/12/00                                 49,644
                    Riverwoods Funding,
         48,000     5.90%, 5/19/00                                   47,858
                                                                -----------
                                                                    439,657
                                                                -----------

                    AUTO & TRUCKS  11.1%
                    Daimler Chrysler Holding Company:
         50,000       5.90%, 5/23/00                                 49,820
         50,000       5.94%, 6/02/00                                 49,736
                    Ford Credit Europe PLC,
         45,000       6.06%, 6/22/00                                 44,606
                    General Motors Acceptance Corporation:
         50,000       5.91%, 5/15/00                                 49,885
         50,000     6.15%, 7/11/00                                   49,394
                                                                -----------
                                                                    243,441
                                                                -----------

                    BANKING - FOREIGN  10.5%
                    Deutsche Bank Financial, Inc.:
         40,000       6.05%, 6/13/00                                 39,711
         50,000       6.08%, 6/30/00                                 49,493
                    Dresdner US Finance, Inc.,
         45,000       6.11%, 6/27/00                                 44,565
                    UBS Finance (Delaware), Inc.:
         50,000       5.77%, 5/05/00                                 49,968
         45,000     5.84%, 5/10/00                                   44,934
                                                                -----------
                                                                    228,671
                                                                -----------

INSTITUTIONAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2000


  Principal Amount                                              Amortized Cost
   (in thousands)                                               (in thousands)
  ----------------                                             ----------------

                    COMMUNICATIONS & MEDIA  4.6%
                    British Telecommunications PLC:
       $ 50,000       5.90%, 5/08/00                               $ 49,943
         50,000     5.92%, 5/18/00                                   49,860
                                                                -----------
                                                                     99,803
                                                                -----------

                    FINANCE - MISCELLANEOUS  11.1%
                    Bell Atlantic Financial Services, Inc.,
         50,000       6.27%, 6/28/00                                 49,495
                    CIT Group Holding, Inc.,
         50,000       5.94%, 6/01/00                                 49,744
                    Household Finance Corporation,
         50,000       6.06%, 6/14/00                                 49,630
                    National Rural Utilities CFC:
         46,000       6.12%, 7/20/00                                 45,374
         50,000     6.07%, 9/11/00                                   48,879
                                                                -----------
                                                                    243,122
                                                                -----------

                    FINANCE - SERVICES  13.2%
                    Goldman Sachs Group, L.P.:
         50,000       6.06%, 5/11/00                                 49,916
         50,000       6.12%, 6/28/00                                 49,507
                    Merrill Lynch & Company, Inc.:
         40,000       5.88%, 5/01/00                                 40,000
         50,000       6.07%, 6/21/00                                 49,570
                    Morgan Stanley, Dean Witter, Discovery & Co.:
         50,000       5.93%, 5/25/00                                 49,802
         50,000     5.95%, 6/09/00                                   49,678
                                                                -----------
                                                                    288,473
                                                                -----------

                    FOOD AND BEVERAGE 2.3%
                    Diageo PLC,
         50,000     5.83%, 5/17/00                                   49,870
                                                                -----------

                    INSURANCE 4.6%
                    American General Corporation:
         50,000       5.93%, 5/31/00                                 49,753
         50,000     5.95%, 6/07/00                                   49,694
                                                                -----------
                                                                     99,447
                                                                -----------


                     See notes to the financial statements.

                                                            (LOGO) FIRSTAR FUNDS

INSTITUTIONAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2000
(UNAUDITED)

  Principal Amount                                              Amortized Cost
   (in thousands)                                               (in thousands)
  ----------------                                             ----------------

                    MISCELLANEOUS  6.5%
                    BTR Siebe,
       $ 50,000       6.05%, 6/15/00                                $49,622
                    Invensys PLC,
         50,000       5.92%, 5/09/00                                 49,934
                    SBC Corporation,
         42,735     6.14%, 8/09/00                                   42,000
                                                                -----------
                                                                    141,556
                                                                -----------

                    PRINTING AND PUBLISHING  2.0%
                    Reed Elsevier, Inc.,
         45,000     6.08%, 6/20/00                                   44,620
                                                                -----------

                    SOVEREIGN 4.5%
                    Hydro-Quebec Corporation,
         50,000       5.90%, 5/24/00                                 49,812
                    Quebec (Province of) Canada,
         50,000     6.25%, 9/25/00                                   48,724
                                                                -----------
                                                                     98,536
                                                                -----------

                    Total Commercial Paper                        1,977,196
                                                                -----------

                    FUNDING AGREEMENTS  3.8%
                    Travelers Insurance Company:
         40,000       6.16%, 2/19/01<F1>                             40,000
         43,000       6.31%, 6/30/00<F1>                             43,000
                                                                -----------

                    Total Funding Agreements                         83,000
                                                                -----------

INSTITUTIONAL MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2000


  Number of Shares                                              Amortized Cost
   (in thousands)                                               (in thousands)
  ----------------                                             ----------------

                    INVESTMENT COMPANIES  6.1%
         30,006     Financial Square Premium Money Market Fund   $   30,006
        104,409     Short-Term Investments Co.
                      Liquid Assets Portfolio                       104,409
                                                                -----------

                    Total Investment Companies                      134,415
                                                                -----------

                    Total Investments 100.4%                      2,194,610
                                                                -----------

                    Liabilities, less Other Assets (0.4)%           (9,211)
                                                                -----------

                    NET ASSETS 100.0%                            $2,185,399
                                                               ============




                    <F1>Illiquid security


                     See notes to the financial statements.

                                                            (LOGO) FIRSTAR FUNDS

TAX-EXEMPTMONEY MARKET FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2000
(UNAUDITED)

  Principal Amount                                              Amortized Cost
   (in thousands)                                               (in thousands)
  ----------------                                             ----------------

                    GENERAL OBLIGATION 3.8%
                    Northwestern Mutual Life,
                    Tax-Exempt Mortgage Certificates
         $1,100       4.50%, 2/15/09<F1><F2>                        $   100
                    Laredo, Texas,
          1,630       6.75%, 8/01/00                                  1,642
                    Richmond County, Georgia,
          2,575       4.50%, 3/01/01                                  2,581
                    Wyandotte County, Kansas,
          1,755       4.50%, 9/01/00                                  1,758
                                                                -----------
                    Total General Obligation                          6,081
                                                                -----------

                    PREREFUNDED AND ESCROWED
                    TO MATURITY  25.9%
                    Austin, Texas Utility System Revenue,
          4,000       10.75%, 5/15/10, Prerefunded 5/15/00            4,010
                    Boston, Massachusetts Hospital Revenue,
          4,000       7.63%, 2/15/21, Prerefunded 8/15/00             4,108
                    Cattaraugus County, New York,
                      St. Bonaventure University,
          3,000       8.30%, 12/01/10, Prerefunded 12/01/00           3,129
                    Central Arizona Water Conservation District,
          5,175       7.13%, 11/01/11, Prerefunded 11/01/00           5,360
                    Henrico County, Virginia Hospital Revenue,
          1,290       7.50%, 9/01/07, Prerefunded 8/01/00             1,327
                    Hoffman Estates, Illinois Economic Development,
          3,910       7.63%, 11/15/09, Prerefunded 11/15/00           4,056
                    Illinois State,
          2,000       6.50%, 6/01/01, Prerefunded 6/01/00             2,044
                    Martinsville Memorial Hospital, Virginia,
          1,250       7.00%, 1/01/06, Prerefunded 1/01/01             1,271
                    Massachusetts State University Hospital,
          4,000       7.25%, 7/01/19, Prerefunded 7/01/00             4,101
                    Metropolitan Transit Authority, New York,
          2,530       7.50%, 7/01/26, Prerefunded 7/01/00             2,595
                    Montgomery County, Pennsylvania,
          1,580       8.63%, 7/01/07, Prerefunded 7/01/00             1,621
                    Northeast Independent School District, Texas,
          1,900       6.00%, 6/15/00, Escrowed to Maturity            1,906
                    Rhode Island Hospital Revenue,
          1,000       7.75%, 7/01/16, Prerefunded 7/01/00             1,026
                    Scranton-Lackwana, Pennsylvania Hospital Revenue,
          1,520       7.25%, 6/15/05, Prerefunded 6/15/00             1,557
                    Tucson, Arizona Street and Highway User Revenue,
          1,000       6.88%, 7/01/08, Prerefunded 7/01/00             1,015
                    Walled Lake, Michigan School District,
          2,000       7.10%, 5/01/05, Prerefunded 5/01/00             2,040
                                                                -----------
                    Total Prerefunded and Escrowed to Maturity       41,166
                                                                -----------
TAX-EXEMPTMONEY MARKET FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2000


  Principal Amount                                              Amortized Cost
   (in thousands)                                               (in thousands)
  ----------------                                             ----------------

                    REVENUE BONDS  61.4%
                    ELECTRIC REVENUE 7.8%
                    Chelan County, Washington Public Utility,
        $ 5,000       5.09%, 6/01/15<F1><F2>                       $  5,000
                    County of Mason, Kentucky, Series 1984B,
          1,950       4.99%, 10/15/14<F1><F2>                         1,950
                    Putnam County, Florida Development Authority -
          5,485       Seminole Electric, 4.99%, 3/15/14<F1><F2>       5,485
                                                                -----------
                                                                     12,435
                                                                -----------

                    HOSPITAL REVENUE  14.2%
                    Illinois Health Facilities Authority,
                      Southern Illinois Healthcare Enterprises,
          2,500       5.09%, 3/01/21<F1><F2>                          2,500
                    Illinois Health Facilities Authority,
          4,100       Recreational Facilities,
                      5.04%, 12/01/25<F1><F2>                         4,100
                    Indiana Health Facilities Finance Authority -
          4,600       Henry County Memorial Hospital,
                      5.04%, 4/01/13<F1><F2>                          4,600
                    Indiana Hospital Equipment Finance Authority,
          2,250       Nursing Home Improvements,
                    5.04%, 12/01/15<F1><F2>                           2,250
                    Wisconsin State Health & Educational
                      Facilities -
          1,900       Blood Center, 5.14%, 6/01/19<F1><F2>            1,900
                    Wisconsin State Health & Educational
                      Facilities -
          5,000       Marshfield Clinic, 5.09%, 6/01/10<F1><F2>       5,000
                    Wisconsin State Health & Educational
                      Facilities -
          2,109       Sinai Samaritan, 5.14%, 9/01/19<F1><F2>         2,109
                                                                -----------
                                                                     22,459
                                                                -----------

                    HOUSING REVENUE 7.9%
                    Florida Housing Finance Agency -
          3,000       Carlton Multi-Family,
                      5.14%, 12/01/08<F1><F2>                         3,000
                    Illinois Development Finance Authority -
          3,215       St. Paul's House, 5.09%, 2/01/25<F1><F2>        3,215
                    Orland Hills, Illinois, Multi-Family,
          2,470       5.09%, 12/01/04<F1><F2>                         2,470
                    Washington State Housing Finance - Community
          3,830       Multi-Family Mortgage,
                      5.09%, 10/01/20<F1><F2>                         3,830
                                                                -----------
                                                                     12,515
                                                                -----------

                     See notes to the financial statements.

                                                            (LOGO) FIRSTAR FUNDS

TAX-EXEMPTMONEY MARKET FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2000
(UNAUDITED)

  Principal Amount                                              Amortized Cost
   (in thousands)                                               (in thousands)
  ----------------                                             ----------------

                    INDUSTRIAL DEVELOPMENT/POLLUTION
                    CONTROL REVENUE  6.0%
                    Mason County, Kentucky Pollution Control,
        $ 2,850       4.99%, 10/15/14<F1><F2>                      $  2,850
                    Oakbrook Terrace, Illinois Industrial
                      Development,
          4,100       3.89%, 12/01/25<F1><F2>                         4,100
                    Oklahoma County, Oklahoma Finance Authority -
          2,600       Perrine Office Project,
                      4.29%, 12/01/14<F1><F2>                         2,600
                                                                -----------
                                                                      9,550
                                                                -----------

                    MISCELLANEOUS  11.1%
                    Cook County, Illinois:
          3,790       5.09%, 5/01/20<F1><F2>                          3,790
          2,000       5.09%, 1/01/28<F1><F2>                          2,000
                    Illinois Development Finance Authority,
          4,800       Rest Haven, 5.09%, 1/01/27<F1><F2>              4,800
                    Illinois Development Finance Authority,
          3,000       Presbyterian Home Lake-A,
                      5.09%, 9/01/31<F1><F2>                          3,000
                    Illinois Education Facilities Authority,
          2,000       Chicago Zoological Society,
                      5.09%, 12/15/25<F1><F2>                         2,000
                    Indiana Health Facilities Finance Authority,
          2,100       5.04%, 1/12/20<F1><F2>                          2,100
                                                                -----------
                                                                     17,690
                                                                -----------

TAX-EXEMPTMONEY MARKET FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2000


  Principal Amount                                              Amortized Cost
   (in thousands)                                               (in thousands)
  ----------------                                             ----------------

                    UNIVERSITY REVENUE  14.4%
                    Illinois Development Finance Authority -
        $ 6,000       St. Ignatius College Prep,
                      5.09%, 6/01/24<F1><F2>                      $   6,000
                    Minnesota State Higher Educational Authority,
          4,745       Bethel College, 5.09%, 4/01/28<F1><F2>          4,745
                    Texas Higher Education Authority,
          2,190       5.09%, 12/01/25<F1><F2>                         2,190
                    University of Illinois, Series 1990A,
            720       Certificates of Participation,
                      7.25%, 8/15/00                                    727
                    University of Minnesota, Series A,
          4,000       5.09%, 1/01/34<F1><F2>                          4,000
                    University of North Carolina,
                      Chapel Hill Foundation
          5,200       Certificates of Participation,
                      5.09%, 10/01/09<F1><F2>                         5,200
                                                                -----------
                                                                     22,862
                                                                -----------

                    Total Revenue Bonds                              97,511
                                                                -----------

       Number
     of Shares
   (in thousands)
   --------------

                    INVESTMENT COMPANIES  7.0%
          7,321     Financial Square Tax-Exempt Money Market Fund     7,321
          3,817     Tax Free Cash Reserves                            3,817
                                                                -----------

                    Total Investment Companies                       11,138
                                                                -----------

                    Total Investments 98.1%                         155,896
                                                                -----------

                    Other Assets, less Liabilities 1.9%               3,042
                                                                -----------

                    NET ASSETS 100.0%                              $158,938
                                                                ===========


                    <F1> Variable rate security
                    <F2> Stated maturity with option to put


                     See notes to the financial statements.

                                                            (LOGO) FIRSTAR FUNDS

U.S. GOVERNMENTMONEY MARKET FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2000
(UNAUDITED)

  Principal Amount                                              Amortized Cost
   (in thousands)                                               (in thousands)
  ----------------                                             ----------------

                    U.S. GOVERNMENT AGENCIES  96.2%
                    FEDERAL FARM CREDIT BANK  30.4%
                    Federal Farm Credit Bank Discount Notes:
       $  4,000       5.95%, 6/02/00                              $   3,979
          4,000       5.92%, 6/16/00                                  3,970
          4,000       5.96%, 6/30/00                                  3,960
          6,790       6.01%, 7/21/00                                  6,698
                                                                -----------
                                                                     18,607
                                                                -----------
                    FEDERAL HOME LOAN MORTGAGE CORPORATION  22.8%
                    Federal Home Loan Mortgage Corporation Discount Notes:
          2,000       5.82%, 5/02/00                                  2,000
          6,000       5.77%, 5/11/00                                  5,990
          3,000       5.82%, 5/18/00                                  2,992
          3,000       5.82%, 5/25/00                                  2,988
                                                                -----------
                                                                     13,970
                                                                -----------

                    FEDERAL NATIONAL MORTGAGE ASSN.  20.1%
                    Federal National Mortgage Assn. Discount Notes:
          2,500       5.83%, 5/04/00                                  2,499
          2,000       5.87%, 6/08/00                                  1,988
          5,417       5.97%, 6/22/00                                  5,370
          2,500       6.10%, 7/20/00                                  2,466
                                                                -----------
                                                                     12,323
                                                                -----------

                    OTHER  22.8%
                    Tennessee Valley Authority Discount Notes:
          2,000       5.94%, 5/03/00                                  1,999
          4,000       5.89%, 5/11/00                                  3,994
          2,000       5.85%, 5/16/00                                  1,995
          2,000       5.86%, 5/31/00                                  1,990
          4,000       5.99%, 6/28/00                                  3,962
                                                                -----------
                                                                     13,940
                                                                -----------

                    Total U.S. Government Agencies                   58,840
                                                                -----------

U.S. GOVERNMENTMONEY MARKET FUND
SCHEDULE OF INVESTMENTS
April 30, 2000


  Number of Shares                                              Amortized Cost
   (in thousands)                                               (in thousands)
  ----------------                                             ----------------

                    INVESTMENT COMPANIES 5.0%
             58     Financial Square Government Obligation Fund    $     58
          3,036     Short-Term Investments Co. Treasury Portfolio     3,036
                                                                -----------

                    Total Investment Companies                        3,094
                                                                -----------

                    Total Investments 101.2%                         61,934
                                                                -----------

                    Liabilities, less Other Assets (1.2)%             (748)
                                                                -----------

                    NET ASSETS 100.0%                              $ 61,186
                                                                ===========


                     See notes to the financial statements.

                                                            (LOGO) FIRSTAR FUNDS

U.S. TREASURY MONEY MARKET FUND
SCHEDULE OF INVESTMENTS
APRIL 30, 2000
(UNAUDITED)

  Principal Amount                                              Amortized Cost
   (in thousands)                                               (in thousands)
  ----------------                                             ----------------

                    U.S. TREASURIES  93.8%
                    U.S. TREASURY NOTES  32.5%
        $ 5,000       6.25%, 5/31/00                               $  5,002
          5,000       6.13%, 7/31/00                                  5,004
         10,000       6.00%, 8/15/00                                  9,999
          5,000       6.25%, 8/31/00                                  5,001
          5,000       4.50%, 9/30/00                                  4,967
          8,000       4.00%, 10/31/00                                 7,915
                                                                -----------
                                                                     37,888
                                                                -----------

                    U.S. TREASURY BILLS  61.3%
          5,000       5.76%, 5/04/00                                  4,998
          7,000       5.75%, 5/11/00                                  6,989
         10,000       5.52%, 5/25/00                                  9,963
          8,000       5.67%, 6/08/00                                  7,952
         15,000       5.63%, 6/15/00                                 14,894
         16,000       5.41%, 6/22/00                                 15,875
          4,000       5.66%, 7/06/00                                  3,958
          5,000       5.63%, 7/20/00                                  4,937
          2,000       5.73%, 8/10/00                                  1,968
                                                                -----------
                                                                     71,534
                                                                -----------

                    Total U.S. Treasuries                           109,422
                                                                -----------

       Number
     of Shares
   (in thousands)
  ---------------

                    INVESTMENT COMPANIES 6.2%
          5,687     Financial Square
                      Treasury Obligation Portfolio                   5,687
          1,557     Short-Term Investments Co.
                      Treasury Tax Advantage Portfolio                1,557
                                                                -----------

                    Total Investment Companies                        7,244
                                                                -----------

                    Total Investments 100.0%                        116,666
                                                                -----------

                    Other Assets, less Liabilities 0.0%                  21
                                                                -----------

                    NET ASSETS 100.0%                              $116,687
                                                                ===========

                     See notes to the financial statements.

                                                            (LOGO) FIRSTAR FUNDS

MONEY MARKET FUND
INSTITUTIONAL MONEY MARKET FUND
TAX-EXEMPT MONEY MARKET FUND
U.S. GOVERNMENT MONEY MARKET FUND
U.S. TREASURY MONEY MARKET FUND

NOTES TO THE FINANCIAL STATEMENTS


1. ORGANIZATION
  Firstar Funds, Inc. (the "Company"), formerly Portico Funds, Inc., was incorporated on February 15, 1988, as a Wisconsin Corporation and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The Money Market, Institutional Money Market, Tax-Exempt Money Market, U.S. Government Money Market and U.S. Treasury Money Market Funds (the "Funds"), are separate, diversified investment portfolios of the Company. The Money Market, Institutional Money Market, Tax-Exempt Money Market, U.S. Government Money Market and U.S. Treasury Money Market Funds commenced operations on March 16, 1988, April 26, 1991, June 27, 1988, August 1, 1988 and April 29, 1991, respectively.

2. SIGNIFICANT ACCOUNTING POLICIES
  The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

a) Investment Valuation - The securities are valued on the basis of amortized cost for financial reporting purposes and federal income tax purposes, which approximates market value. Variable rate demand notes and funding agreements are valued at cost which approximates market value. Investment companies are valued at net asset value which approximates market value.

b) Federal Income Taxes - It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and each fund intends to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

c) Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

d) Expenses - The Funds are charged for those expenses that are directly attributable to each portfolio such as advisory, administration, service organization fees and certain shareowner service fees. Expenses that are not directly attributable to a portfolio are typically allocated among the Company's portfolios in proportion to their respective net assets, number of shareowner accounts or net sales, where applicable.

e) Distributions to Shareowners - Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, will be declared at least annually.

f) Other - The Funds recognize interest income on the accrual basis. For securities with put provisions, discounts and premiums are amortized to the earlier of the put date or maturity. For the remainder of securities, discounts and premiums are amortized over the expected life of the respective securities. Investment and shareowner transactions are recorded on trade date. Realized gains and losses from investment transactions are reported on an identified cost basis which is the same basis the Funds use for federal income tax purposes. Transactions in capital shares at $1.00 per share are shown in the Statement of Changes in Net Assets. Generally accepted accounting principles require that permanent financial reporting and tax differences be reclassified in the capital accounts.

3.  INVESTMENT ADVISORY AND OTHER AGREEMENTS
  The Funds have entered into an Investment Advisory Agreement with Firstar Investment Research & Management Company, LLC ("FIRMCO"). FIRMCO is a subsidiary of Firstar Corporation, a publicly held bank holding company. Pursuant to its Advisory Agreement with the Funds, FIRMCO is entitled to receive a fee, calculated daily and payable monthly, at the annual rate of 0.50% on the first $2 billion of each Fund's average daily net assets, and 0.40% of each Fund's average daily net assets in excess of $2 billion. For the period ended April 30, 2000, FIRMCO voluntarily waived $219, $2,187, $42 and $3 of its advisory fees, in thousands, for the Money Market, Institutional Money Market, U.S. Government Money Market and U.S. Treasury Money Market Funds, respectively.

  Firstar Bank Milwaukee, N.A. serves as custodian and Firstar Mutual Fund Services, LLC serves as transfer agent and accounting services agent for the Funds. Both companies are affiliates of FIRMCO.

  The Company has entered into a Co-Administration Agreement with B.C. Ziegler and Company and Firstar Mutual Fund Services, LLC (the "Co-Administrators"), for certain administrative services. Pursuant to the Co-Administration Agreement with the Company, the Co-Administrators are entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.125% of the Company's first $2 billion of average aggregate daily net assets plus 0.10% of the Company's average aggregate daily net assets in excess of $2 billion. For the period ended April 30, 2000, $400 of administration fees, in thousands, were voluntarily waived for the Institutional Money Market Fund.

                                                            (LOGO) FIRSTAR FUNDS

  The Funds have adopted a Service and Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 and incurred expenses of $50, in thousands, for the Money Market Fund, for the period ended April 30, 2000. No expenses were incurred for the Institutional Money Market, Tax-Exempt Money Market, U.S. Government Money Market or U.S. Treasury Money Market Funds for the period ended April 30, 2000.

  Each Director of the Company who is not affiliated with FIRMCO receives an annual fee from the Company for service as a Director and is eligible to participate in a deferred compensation plan with respect to these fees. Participants in the plan may designate their deferred Director's fees as if invested in any one of the Firstar Funds (with the exception of the MicroCap
Fund)or in 90-day U.S. Treasury bills. The value of each Director's deferred compensation account will increase or decrease as if it were invested in shares of the selected Firstar Funds or 90-day U.S. Treasury bills. The Funds maintain their proportionate share of the Company's liability for deferred fees.

                                                            (LOGO) FIRSTAR FUNDS


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FIRSTAR FUNDS ARE AVAILABLE THROUGH:

-  THE FIRSTAR FUNDS CENTER,

-  FINANCIAL CONSULTANTS WHO ARE EITHER REGISTERED
   REPRESENTATIVES OF FIRSTAR INVESTMENT SERVICES, INC.
   A REGISTERED BROKER/DEALER, NASD AND SIPC MEMBER,
   OR REGISTERED REPRESENTATIVES OF MDS SECURITIES,
   A DIVISION OF CONSECO FINANCIAL SERVICES, INC.,
   A REGISTERED BROKER/DEALER, NASD AND SIPC MEMBER,

-  AND THROUGH SELECTED SHAREHOLDER ORGANIZATIONS.

This report is authorized for distribution only when preceded or accompanied by a current prospectus.

FOR ACCOUNT BALANCE AND INVESTOR SERVICES INFORMATION
1-800-677-FUND
1-414-287-3808

FIRSTAR FUNDS CENTER
615 EAST MICHIGAN STREET
P.O. BOX 3011
MILWAUKEE, WI 53201-3011

WWW.FIRSTARFUNDS.COM

                                                            (LOGO) FIRSTAR FUNDS


                                                               FORM # FFMMSEM-00